                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-22172

Exact name of registrant
    as specified in charter:            World Funds Trust

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                            Suite 205
                                            Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                            Morgan, Lewis, Bockius
                                            1111 Pennsylvania Avenue, Northwest
                                            Washington, D.C. 20004

Registrant's telephone number,
         including area code:           (804) 267-7400

Date of fiscal year end:                July 31

Date of reporting period:               July 31

Item #1.  Reports to Stockholders.

INDEX

Frantzen Growth and Income Fund

Frantzen Growth & Income Fund - Annual Shareholders' Report

At the commencement of operations for the Frantzen Growth & Income Fund, (the
"Fund") December 23, 2008, the stock market had already been battered by the financial crisis which unfolded during much of the prior several months. The
Fund's benchmark, the Russell 3000 Growth Index, had declined 41.9%, while the
S&P 500 dropped by a similar amount. Despite the precipitous decline, the worst was yet to come. The first nine weeks of 2009 saw stocks plunge as the repercussions of the sub-prime mortgage meltdown spread from industry to industry, represented perhaps most glaringly by the bankruptcies of both
Chrysler and General Motors.

But fortunately, by mid-March, the banking industry had begun to stabilize. The market anticipated dire conditions, but as is usually the case, the situation did not prove quite as dreadful as had been feared. The ensuing stock rally was a tale of two markets. A great amount of the bounce in the indexes was concentrated in low quality issues (i.e. banks) which had fueled the bear market in the first place. Companies with relatively good fundamentals lagged through the period starting December 22, 2008 and ending July 31, 2009. As such, whereas the Russell 3000 Growth Index return was 24.3%, the Fund's
Class A Shares' was 7.8% and the Fund's Class I Shares' was 9.6% (on a total return, dividends reinvested, basis from inception date). As of July 31, 2009, the Fund held 31 securities and provided investors with an annualized dividend yield of 8.2%.

The Fund seeks out companies that have a demonstrated ability to grow earnings, thus the ability to raise dividends over time. Clearly, the economic environment created unprecedented uncertainty concerning future business conditions, placing pressure upon corporations to conserve cash. Despite that scenario, we are pleased to report that out of our 31 holdings, 14 companies actually raised their dividends since the inception of the Fund, while 3 firms lowered payments (based on lower commodity prices), and the remaining companies held steady.

We believe Frantzen's stock selection process unearthed some superior performers in industries and places you might not have expected. While domestic telecommunications shares generally languished in the first several months of
2009, companies based overseas fared much better. Cellcom Israel (CEL -- NYSE)
provided us with a total return of 40.6% for the period, while Telefonica SA
(TEF -- NYSE) gained 37.2%. In contrast, Verizon only rose nominally.
Additionally, both Cellcom and Telefonica raised their dividends during the period. In the banking sector, we took advantage of the fact that multinational
Canadian banks largely sidestepped the global calamity. One of our original holdings, Bank of Nova Scotia (ScotiaBank) generated an 80.2% return for the
Fund through July 31, 2009.

We should point out that the U.S. dollar was declining in value in the first half of the current year, thus enhancing the performance of foreign securities in general.

While the overall stock market had a particularly rough first quarter, we sold two positions that encountered problems of their own. Hawaiian Electric (HE --
NYSE) fell over 38% during the holding period after reporting a shortfall in earnings. Electricity demand dropped significantly, particularly in the hospitality sector, due to reduced vacation travel. Additionally, Eli Lilly
(LLY -- NYSE) succumbed by 18% as the healthcare reform debate raised uncertainties in that sector.

As the balance of 2009 unfolds, we believe the Fund is well-positioned to capture what we believe will be stronger economic conditions. The recession appears to be losing its momentum, if not ending altogether. We


are constructive looking forward based on a basket of economic data. The U.S.
Gross Domestic Product dropped in 2008's fourth quarter by 5.4%, fell another
6.4% in this year's first quarter, but came in at a much more modest decline of
1.0% in the second quarter. In reality, the decline in Q2 GDP was partly attributed to a decline in business inventories. Now that many warehouses and shelves are empty, many firms are ramping up production to keep up with stabilizing, if not growing demand.

We believe the Fund is well-positioned to capitalize on what we believe will be more normal economic conditions going forward. We have increased our exposure to domestic energy-related issues as well as real estate through carefully selected equity and mortgage REIT's. A large cap holding added during the period, Nucor (NUE -- NYSE) is in position to benefit from what we believe will be a rising demand for steel in the U.S.

We are grateful to our investors, who as all of us, have witnessed (and survived) a roller coaster ride of historic proportions. We look forward to the potentially prosperous times ahead.

Important Disclosure Statements

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital
Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund's Portfolio Holdings, Sector
Weightings, Number of Holdings and Expense Ratios are as of July 31, 2009 and
are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of 08/31/2009 and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions

S&P 500 Index: an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.

Russell 3000 Growth Index: measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.


        COMPARISON OF $10,000 INVESTMENT IN FRANTZEN GROWTH AND INCOME FUND
                           VS. RUSSELL 3000 GROWTH INDEX
                             CLASS A SHARES (unaudited)
                          (MAXIMUM SALES LOAD REFLECTED)

                                    [CHART]

                                Frantzen G&I            Russell 3000 Index
                             -------------------        -------------------
            12/29/2008            $10,000                    $10,000
            12/31/2008              9,927                     10,401
             1/31/2009              9,016                      9,879
             2/28/2009              7,760                      9,116
             3/31/2009              8,126                      9,929
             4/30/2009              8,586                     10,921
             5/31/2009              9,322                     11,454
             6/30/2009              9,351                     11,600
             7/31/2009             10,146                     12,429

           Past performance is not predictive of future performance.

--------------------------------------------------------------------------------


                                                                 Class A Shares
                                                            ------------------------
                                                                  Total Return
                                                                Since Inception
                                                            12/29/2008 to 07/31/2009
                                                            ------------------------
Frantzen Growth and Income - no sales load reflected:                 7.77%
Frantzen Growth and Income - maximum sales load reflected:            1.56%
Russell 3000 Index:                                                  24.29%


Returns do not reflect the deduction of taxes that a shareholder would pay on
  Fund distributions or redemption of Fund shares
--------------------------------------------------------------------------------

The Russell 3000 Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.


        COMPARISON OF $10,000 INVESTMENT IN FRANTZEN GROWTH AND INCOME FUND
                            VS. RUSSELL 3000 GROWTH INDEX
                                CLASS I SHARES (unaudited)

                                    [CHART]

                                Frantzen G&I            Russell 3000 Index
                             -------------------        -------------------
            12/22/2008            $10,000                    $10,000
            12/31/2008             10,950                     10,401
             1/31/2009              9,920                      9,879
             2/28/2009              8,540                      9,116
             3/31/2009              8,877                      9,929
             4/30/2009              9,394                     10,921
             5/31/2009             10,167                     11,454
             6/30/2009             10,210                     11,600
             7/31/2009             11,028                     12,429

           Past performance is not predictive of future performance.

--------------------------------------------------------------------------------


                                               Class I Shares
                                          ------------------------
                                                Total Return
                                              Since Inception
                                          12/22/2008 to 07/31/2009
                                          ------------------------
             Frantzen Growth and Income:            9.56%
             Russell 3000 Index:                   23.82%


Returns do not reflect the deduction of taxes that a shareholder would pay on
  Fund distributions or redemption of Fund shares
--------------------------------------------------------------------------------

The Russell 3000 Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.


FRANTZEN GROWTH AND INCOME FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and deferred sales charges on certain redemptions made within two years of purchase and
(2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1,
2009 and held for the period ended July 31, 2009.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.



---------------------------------------------------------------------------------------------------
                                                                             Expenses Paid During
                                          Beginning Account Ending Account         Period*
                                                Value           Value      February 1, 2009 through
CLASS A SHARES                            February 1, 2009  July 31, 2009       July 31, 2009
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000         $1,126.70             $8.12
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000         $1,017.30             $7.70
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

                                                                             Expenses Paid During
                                          Beginning Account Ending Account         Period*
                                                Value           Value      February 1, 2009 through
CLASS I SHARES                            February 1, 2009  July 31, 2009       July 31, 2009
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                         $1,000         $1,104.50             $6.73
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000         $1,018.55             $6.46
---------------------------------------------------------------------------------------------------


*  Expenses are equal to the Fund's annualized expense ratio of 1.54% for
   Class A and 1.29% for Class I shares multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

                        FRANTZEN GROWTH AND INCOME FUND
                  PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF
                                        NET ASSETS
                            AS OF JULY 31, 2009 (unaudited)

                                    [CHART]

                                                        Percentage of Net
                Security Description                           Assets
                --------------------                    --------------------
                 Chemicals                                     2.09%
                 Electric                                      1.16%
                 Energy                                       17.11%
                 Entertainment                                 3.43%
                 Financials                                   21.63%
                 Heathcare/Drugs                               9.09%
                 Oil/Gas                                      13.69%
                 Real Estate                                   3.76%
                 Steel                                         2.86%
                 Telecommunication                             9.60%
                 Tobacco                                       6.50%
                 Transportation                                5.06%
                 Money Market                                  3.49%


                        FRANTZEN GROWTH AND INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 July 31, 2009


     Number
       of                                               % of        Fair
     Shares   Security Description                   Net Assets     Value
     ------   --------------------                   ----------     -----

              COMMON STOCKS                               95.98%

              CHEMICALS                                    2.09%
          397 Terra Nitrogen Company, L.P.                       $    44,111
                                                                 -----------

              ELECTRIC                                     1.16%
          608 PG&E Corp.                                              24,545
                                                                 -----------

              ENERGY                                      17.11%
        2,477 Alliance Resource Partners, L.P.                        87,983
        1,882 Energy Transfer Partners, L.P.                          86,817
        1,099 Kinder Morgan Energy Partners, L.P.                     58,335
        2,649 Natural Resources Partners, L.P.                        62,119
        4,317 Penn Virginia Resource Partners, L.P.                   66,180
                                                                 -----------
                                                                     361,434
                                                                 -----------

              ENTERTAINMENT                                3.43%
        6,531 Cinemark Holdings, Inc.                                 72,429
                                                                 -----------

              FINANCIALS                                  21.63%
        2,448 American Capital Agency Corp.                           55,765
        6,196 Annaly Capital Management, Inc.                        104,403
        5,344 Anworth Mortgage Asset Corp.                            40,294
          985 Automatic Data Processing, Inc.                         36,691
        2,773 Bank of Nova Scotia                                    118,435
        2,828 Capstead Mortgage Corp.                                 37,782
        8,586 MFA Financial, Inc.                                     63,536
                                                                 -----------
                                                                     456,906
                                                                 -----------

              HEALTHCARE/DRUGS                             9.09%
        2,513 Bristol-Myers Squibb Co.                                54,633
        1,882 Health Care REIT, Inc.                                  75,393
        3,719 Omega Healthcare Investors, Inc.                        62,144
                                                                 -----------
                                                                     192,170
                                                                 -----------




       Number
         of                                           % of        Fair
       Shares   Security Description               Net Assets     Value
       ------   --------------------               ----------     -----

                OIL/GAS                                 13.69%
          2,042 Baytex Energy Trust                            $    41,493
          2,025 Magellan Midstream Partners, L.P.                   78,165
          1,736 Suburban Propane Partners, L.P.                     77,929
          1,547 Sunoco Logistics Partners, L.P.                     91,629
                                                               -----------
                                                                   289,216
                                                               -----------

                REAL ESTATE                              3.76%
          4,028 National Retail Properties - REIT                   79,392
                                                               -----------

                STEEL                                    2.86%
          1,359 Nucor Corp.                                         60,435
                                                               -----------

                TELECOMMUNICATION                        9.60%
          3,134 Cellcom Israel, Ltd.                                87,626
          1,040 Telefonica SA ADR                                   77,625
          1,170 Verizon Communications, Inc.                        37,522
                                                               -----------
                                                                   202,773
                                                               -----------

                TOBACCO                                  6.50%
          4,294 Altria Group, Inc.                                  75,274
            842 Lorillard, Inc.                                     62,072
                                                               -----------
                                                                   137,346
                                                               -----------

                TRANSPORTATION                           5.06%
          1,912 Nordic American Tanker Shipping                     58,641
          3,917 Ship Finance International, Ltd.                    48,297
                                                               -----------
                                                                   106,938
                                                               -----------

                TOTAL COMMON STOCK                      95.98%
                (Cost: $1,733,515)                               2,027,695
                                                               -----------




  Number
    of                                                     % of        Fair
  Shares   Security Description                         Net Assets     Value
  ------   --------------------                         ----------     -----

           MONEY MARKET                                       3.49%
    73,634 Federated Treasury Obligations Fund 0.06%**
           (Cost: $73,634)                                          $    73,634
                                                                    -----------

           TOTAL INVESTMENTS
           (Cost: $1,807,149)                                99.47%   2,101,329
           Other assets, net of liabilities                   0.53%      11,267
                                                            ------  -----------

           NET ASSETS                                       100.00% $ 2,112,596
                                                            ======  ===========


**Effective 7-day yield as of July 31, 2009.

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the
Fund's related balance sheet)

ADR - Security represented is held by the custodian bank in the form of
American Depository Receipts.
REIT - Real Estate Investment Trust
L.P. - Master Limited Partnership

See Notes to Financial Statements


FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009
--------------------------------------------------------------------------------


ASSETS
 Investments at fair value (identified cost of $1,807,149) (Note 1)                            $ 2,101,329
 Dividends and interest receivable                                                                  10,610
 Tax reclaims receivable                                                                               646
 Deferred offering expenses                                                                         12,647
 Due from investment manager, net                                                                   60,924
 Prepaid expenses                                                                                    1,316
                                                                                               -----------
   TOTAL ASSETS                                                                                  2,187,472
                                                                                               -----------

LIABILITIES
 Payable for income taxes                                                                            5,839
 Deferred income taxes liability                                                                    61,851
 Accrued 12b-1 fees                                                                                  1,901
 Accrued custody fees                                                                                2,810
 Other accrued expenses                                                                              2,475
                                                                                               -----------
   TOTAL LIABILITIES                                                                                74,876
                                                                                               -----------

NET ASSETS                                                                                     $ 2,112,596
                                                                                               ===========
 Net Assets Consist of:
 Paid-in-capital applicable to 199,490 no par value shares of beneficial interest outstanding  $ 1,935,878
 Accumulated net investment income (loss), net of income taxes                                      16,387
 Accumulated net realized gain (loss) on investments, net of income taxes                         (133,849)
 Net unrealized appreciation (depreciation) of investments, net of deferred taxes                  294,180
                                                                                               -----------
 Net Assets                                                                                    $ 2,112,596
                                                                                               ===========

NET ASSET VALUE PER SHARE
Class A
($1,986,264/187,599 shares outstanding)                                                        $     10.59
                                                                                               ===========
MAXIMUM OFFERING PRICE PER SHARE ($10.59 X 100/94.25)                                          $     11.24
                                                                                               ===========
Class I
($126,332/11,891 shares outstanding)                                                           $     10.62
                                                                                               ===========


See Notes to Financial Statements


FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS

For the period December 23, 2008 through July 31, 2009*
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividend (net of foreign tax withheld of $1,905)                                                          $  65,883
 Interest                                                                                                         68
 Foreign tax reclaims                                                                                            646
                                                                                                           ---------
   Total investment income                                                                                    66,597
                                                                                                           ---------

EXPENSES
 Investment management fees (Note 2)                                                                           6,994
 12b-1 fees, Class A (Note 2)                                                                                  1,867
 12b-1 fees, Class C (Note 2)                                                                                     34
 Recordkeeping and administrative services (Note 2)                                                           25,546
 Accounting fees (Note 2)                                                                                     12,164
 Custodian fees                                                                                                6,011
 Transfer agent fees (Note 2)                                                                                 12,963
 Professional fees (Note 6)                                                                                    5,315
 Filing and registration fees (Note 2)                                                                         1,119
 Trustee fees                                                                                                  4,180
 Compliance fees                                                                                               3,100
 Shareholder servicing and reports (Note 2)                                                                    3,374
 Organizational expenses (Note 6)                                                                             13,978
 Offering expenses                                                                                            17,706
 Other                                                                                                         2,915
                                                                                                           ---------
   Total expenses before waivers and tax provisions                                                          117,266
   Management fee waivers and reimbursed expenses (Note 2)                                                  (101,122)
   Trustee fees waived                                                                                        (4,180)
                                                                                                           ---------
   Net operating expenses before current income tax provisions                                                11,964
                                                                                                           ---------
   Net investment income (loss) before taxes                                                                  54,633
                                                                                                           ---------
   Federal income tax expense                                                                                  4,171
   State income taxes                                                                                          1,668
   Voluntary federal and state income tax reimbursements                                                      (5,839)
                                                                                                           ---------
   Net investment income (loss) after federal and state income taxes                                          54,633
                                                                                                           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments, before income taxes                                             (133,849)
   Deferred income tax benefit                                                                                46,006
                                                                                                           ---------
   Net realized gain (loss) on investments                                                                   (87,843)
                                                                                                           ---------
   Net increase (decrease) in unrealized appreciation (depreciation) of investments, before income taxes     294,180
   Deferred income tax expense                                                                              (107,857)
                                                                                                           ---------
   Net increase (decrease) in unrealized appreciation (depreciation) of investments                          186,323
                                                                                                           ---------
   Voluntary deferred tax reimbursement                                                                       61,851
                                                                                                           ---------
   Net increase (decrease) in unrealized appreciation (depreciation) of investments after
     deferred income tax expense                                                                             160,331
                                                                                                           ---------

   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                       $ 214,964
                                                                                                           =========


* Commencement of operations was December 23, 2008.

See Notes to Financial Statements


FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

For the period December 23, 2008 through July 31, 2009*
--------------------------------------------------------------------------------


Increase (decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                                      $    54,633
 Net realized gain (loss) on investments                                              (133,849)
 Net increase (decrease) in unrealized appreciation (depreciation) of investments      294,180
                                                                                   -----------
 Increase (decrease) in net assets from operations                                     214,964
                                                                                   -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Return of capital
   Class A                                                                             (45,844)
   Class I                                                                              (1,738)
                                                                                   -----------
 Decrease in net assets from distributions                                             (47,582)
                                                                                   -----------

CAPITAL STOCK TRANSACTIONS (NOTE 5)
 Shares sold
   Class A                                                                           1,883,739
   Class C                                                                              20,000
   Class I                                                                             120,952
 Distributions reinvested
   Class A                                                                               2,640
   Class C                                                                                  --
   Class I                                                                               1,738
 Shares redeemed
   Class A                                                                             (68,653)
   Class C                                                                             (15,202)
   Class I                                                                                  --
                                                                                   -----------
 Increase (decrease) in net assets from capital stock transactions                   1,945,214
                                                                                   -----------

NET ASSETS
 Increase (decrease) during period                                                   2,112,596
 Beginning of period                                                                        --
                                                                                   -----------
End of period (including accumulated net investment income (loss) of $16,387)      $ 2,112,596
                                                                                   ===========


* Commencement of operations was December 23, 2008.

See Notes to Financial Statements


FRANTZEN GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                           Class A Shares      Class I Shares
                                                         ------------------- -------------------
                                                         Period December 30, Period December 23,
                                                          2008 to July 31,    2008 to July 31,
                                                             2009*/(1)/          2009*/(1)/
                                                         ------------------- -------------------
Net asset value, beginning of period                           $ 10.13             $ 10.00
                                                               -------             -------
Investment activities
 Net investment income (loss)                                     0.39                0.44
 Net realized and unrealized gain (loss) on investments           0.36                0.48
                                                               -------             -------
 Total from investment activities                                 0.75                0.92
                                                               -------             -------
Distributions
 Return of capital                                               (0.29)              (0.30)
                                                               -------             -------
 Total distributions                                             (0.29)              (0.30)
                                                               -------             -------
 Paid-in-capital from redemption fees (Note 2)                      --                  --
                                                               -------             -------
Net asset value, end of period                                 $ 10.59             $ 10.62
                                                               =======             =======

Total Return                                                      7.77%               9.56%
Ratios/Supplemental Data
Ratio to average net assets/(A)/
Expenses, net/(B)/                                                1.54%**             1.29%**
Net investment income (loss)                                      7.02%**             7.57%**
Portfolio turnover rate                                          73.96%              73.96%
Net assets, end of period (000's)                              $ 1,987             $   126


* Commencement of operations was December 30, 2008 for Class A and December 23,
2008 for Class I.

** Annualized

/(1)/ Per share amounts calculated using the average share method.

/(A)/ Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 14.05% for Class A and 20.50% for
Class I for the period ended July 31, 2009, which includes current income taxes of $5,839 which has been voluntarily reimbursed by the advisor.

/(B)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements


FRANTZEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2009
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Frantzen Growth and Income Fund (the "Fund") is a series of the World
Funds Trust ("WFT") which is registered under The Investment Company Act of
1940, as amended, as a diversified open-end management company. The Fund was established December 22, 2008 as a series of WFT and commenced operations
December 23, 2008. The Fund currently offers three classes of shares: Class A,
Class C and Class I. As of July 31, 2009, there were no Class C shares outstanding. Additionally, Class P is authorized by the Trust but not currently offered. Each class of shares has equal rights to earnings and assets, except as described in section "Class Net Asset Value and Expenses" included in this note. Each class of shares has exclusive rights with respect to matters that affect just that class.

      The Fund seeks to achieve capital appreciation with a secondary emphasis on income. The Fund may change its investment objective without shareholder approval. The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks. The Fund also will invest primarily in listed master limited partnerships ("MLPs"), American
Depositary Receipts ("ADRs") and real estate investment trusts ("REITs").

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America
("GAAP").

Security Valuation

      The Fund's securities are valued at current market prices. Investments in securities, including common stocks, REITs and MLPs traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Money market investments are valued at net asset value. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds,
U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York
Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value ("NAV") per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is


principally traded that is likely to have changed the value of the security.
Since most of the Fund's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

      When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the
Fund's NAV that fairly reflects security values as of the time of pricing.
However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      Various inputs are used in determining the value of a Fund's investments.
GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:


                                     Level 2
                                      Other      Level 3
                         Level 1   Significant Significant
                         Quoted    Observable  Unobservable
                         Prices      Inputs       Inputs       Total
                       ----------- ----------- ------------ -----------
         Common Stock  $ 2,027,695  $      --   $      --   $ 2,027,695
         Money Market       73,634         --          --        73,634
                       -----------  ---------   ---------   -----------
            Total      $ 2,101,329  $      --   $      --   $ 2,101,329
                       =========== =========   =========   ===========


      Refer to the Fund's Schedule of Investments for a listing of the securities by industry. The Fund held no Level 3 securities at any time during the period.

Security Transactions and Income

      Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis.
Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

      In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of


assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

      The Fund intends to qualify each year as a "regulated investment company"
under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains.
The Fund also intends to distribute sufficient net investment and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. However, for the period December 23, 2008 (commencement of operations) to July 31, 2009, the Fund did not qualify as a regulated investment company and accordingly is subject to federal and state income taxes as a corporation. The Fund's Advisor has agreed to reimburse the Fund for any income taxes it incurs as a result of the Fund failing to qualify as a regulated investment company. The reimbursement of income taxes is shown in the
Statement of Operations. The Fund, as a corporation, is obligated to pay federal and state income tax on its taxable income. Currently, the highest regular effective tax rate for a corporation is 35%; however, the Fund anticipates a marginal effective tax rate of 32% due to expectations of the level of taxable income relative to the federal graduated tax rates.

      Management has analyzed the Fund's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2008 tax returns.
The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of July 31, 2009,
$38,246 was reclassified from accumulated net investment income (loss), net of taxes to paid-in-capital primarily due to permanent book to tax differences and distributions paid as return of capital.

Class Net Asset Values and Expenses

      All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the
Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or other appropriate basis as determined by the Board of Trustees.

      The Fund currently offers four classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions made within 360 days. Class A shares may be purchased without a front-end sales charge in amounts of
$1,000,000


or more. Class C shares include a maximum deferred sales charge of 2% on the proceeds of redemptions made within 2 years of purchase. Classes I and P are not subject to front-end or deferred sales charges. Additionally, class specific expenses may be incurred as documented throughout these financial statements.

Real Estate Investment Trust and Master Limited Partnership Securities

      The Fund has made certain investments in real estate investment trusts
("REITs") and master limited partnerships ("MLPs"). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
Annually, income or loss from the MLPs is reclassified upon receipt of the
MLPs' K-1s. Additionally, on an annual basis, distributions received from REITs are reclassified to the appropriate tax character. For financial reporting purposes, management does not estimate the tax character of REIT and MLP distributions for which actual information has not been reported.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, Commonwealth Capital
Management, LLC ("CCM") provides investment advisory services for an annual fee of 0.90% on average daily net assets. CCM has entered into a sub-advisory agreement with Frantzen Capital Management, Inc. ("FCM"). CCM oversees FCM to ensure it complies with the investment policies and guidelines of the Fund, and monitors FCM's adherence to its investment style. In addition, the Advisor periodically assesses the Fund's investment policies and recommends changes regarding the Fund's policies to the Board where appropriate. Pursuant to the
Sub-Advisory Agreement, FCM is responsible for the day-to-day decision making with respect to the Fund's investment program. FCM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, FCM is entitled to receive a sub-advisory fee at an annual rate of 0.45% of the investment advisory fees received by CCM. FCM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the period ended July 31, 2009, CCM earned and contractually waived $6,994 in advisory fees and reimbursed expenses of
$94,128 pursuant to the agreement discussed below. As of July 31, 2009, the
Fund was due $60,924 from the Advisor. Included in the amount due from the advisor is $61,851 and $5,839 resulting from the Advisor's indemnification of deferred and current income taxes, respectively.

      In the interest of limiting the operating expenses of the Fund, the
Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.54% of Class A, 2.29% of Class C and 1.29%
of Class I shares' average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three
(3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the
Fund. The total amount of recoverable reimbursements as of July 31, 2009 was
$101,122 and expires in 2012.


      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment
Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the
Fund's Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of
0.25% per annum on the Fund's Class A average daily net assets and 1.00% per annum on the Fund's Class C average daily net assets. For the period ended
July 31, 2009, there were $1,867 and $34 of 12b-1 fees incurred by Class A and
Class C shares, respectively.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended July 31, 2009, FDCC received $7,654 in commissions from the sale of Class A shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended July 31, 2009, there were no
CDSC fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset based fee based on average daily net assets. CSS earned $25,546 for its services for the period ended July 31, 2009.

      Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $12,963 for its services for the period ended July 31, 2009.

      Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $12,164 for its services for the period ended July 31, 2009.

      The Fund's trustees earned and voluntarily waived $4,180 for their services for the period ended July 31, 2009.

      Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. They receive no compensation from the Fund.

NOTE 3 - INVESTMENTS

      The cost of purchases and proceeds from the sales of securities other than short-term notes for the period ended July 31, 2009, were $2,853,358 and
$985,994, respectively. There were no purchases or sales of U.S. Government securities during the period.


NOTE 4 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

      Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. A deferred tax liability, as described below, was recognized in the current period to estimate the future tax liability resulting from the
Fund's estimation of built-in gains tax. The potential built-in gains tax is limited to the net unrecognized appreciation as of the beginning of the first tax year the corporation becomes a RIC and is only applicable to gains recognized during the ten-year recognition period that follows the first day of
RIC status.

      Components of the Fund's deferred tax assets and liabilities as of
July 31, 2009 are as follows:


             Deferred tax asset:
                Capital loss carryforward               $  131,446

             Deferred tax liability:
                Net unrealized gain on investments*       (308,164)
                                                        ----------
             Total net deferred tax asset/(liability):  $ (176,718)
                                                        ==========


      * The net unrealized gain on investments on a tax basis differs from the book basis unrealized gains primarily due to a basis reduction of investments in MLPs of $15,657 and wash sales.

      At July 31, 2009, the Fund has determined that it is more likely than not that the Fund will be subject to the deferred tax liability as management believes in the future the Fund will generate realized gains equal to or greater than the unrealized gains noted below on the security positions held by the Fund as of July 31, 2009; therefore, the Fund has not recorded a valuation allowance against its deferred tax liability as of July 31, 2009. Any adjustments to this estimate will be made in the period such determination is made.

      Total income tax expense differs from the amount computed by applying the federal statutory tax rate of 32 percent to net investment income, realized and unrealized gains/losses on investments before taxes for the year ended July 31,
2009 as follows:


             Application of statutory income tax rate   $  69,359
             State income tax liability                     1,674
             Permanent book to tax adjustments benefit     (3,343)
                                                        ---------
             Total income tax expense                   $ 67,690
                                                        =========


      Total income taxes are computed by applying the maximum federal statutory rate to realized and unrealized gains and losses, a flat state income tax rate of six percent, and applying a blended tax rate on net investment income. For the period ended July 31, 2009, the components of income tax expense include current federal and state expense of $4,171 and $1,668, respectively, and deferred federal tax liability of $61,851.

      The Fund's Advisor, CCM, has agreed to indemnify the Fund for any tax liability, interest, or penalty for which the Fund may incur as a result of the
Fund failing to qualify as a regulated investment company. As of July 31, 2009, the receivable effect of this indemnification is included in the due from investment manager of $60,924. Any such indemnification is not subject to recoupment by the Advisor in future periods.


      As of July 31, 2009, the Fund had a capital loss of $131,446 for federal income tax purposes, all of which was generated and recognized in the period ended July 31, 2009, and reflected as a deferred tax benefit for such tax period. As noted above, there was no valuation allowance applied against this deferred tax benefit. For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. This capital loss may be carried forward for five years and, accordingly, would expire in the year ending July 31, 2014.

      As of July 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,793,165. At July 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $319,415, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $11,251 and the net unrealized appreciation was $308,164.

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of distributions during the period ended July 31, 2009 was as follows:


                                                        Period ended
                                                       July 31, 2009*
                                                       --------------
           Distributions paid from:
           Return of capital--Class A                    $ 45,844
           Return of capital--Class I                        1,738
                                                         ---------
           Total distributions from return of capital    $  47,582
                                                         =========


      * Commencement of operations was December 23, 2008.

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:


                             Class A Shares        Class C Shares       Class I Shares
                              Period ended          Period ended         Period ended
                             July 31, 2009*        July 31, 2009*       July 31, 2009*
                         ----------------------  ------------------  --------------------
                           Shares      Value      Shares     Value    Shares      Value
                         ---------  -----------  --------  --------  --------  ----------
Shares sold                194,686  $ 1,883,739     1,974  $ 20,000    11,712  $  120,952
Shares reinvested              271        2,640        --        --       179       1,738
Shares redeemed             (7,358)     (68,653)   (1,974)  (15,202)      (--)        (--)
                         ---------  -----------  --------  --------  --------  ----------
Net increase (decrease)    187,599  $ 1,817,726        --  $  4,798    11,891  $  122,690
                         ========= =========== ========  ========  ========  ==========


* Commencement of operations was December 30, 2008 for Class A and Class C and
December 23, 2008 for Class I.

NOTE 6 - SHAREHOLDER CONCENTRATIONS

      The beneficial ownership, either directly or indirectly, of more than 25%
of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of
July 31, 2009, Clifford B. Fleet Trust owned 30.14% of the Fund. As a result,
Clifford B. Fleet Trust may be deemed to control the Fund.


NOTE 7 - ORGANIZATIONAL AND OFFERING EXPENSES

      Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds. These expenses have been assumed and expensed by the Fund, the organizational expense was expensed as incurred, while the offering expenses are being amortized over twelve months.

NOTE 8 - SUBSEQUENT EVENTS

      Management has evaluated all transactions and events subsequent to the date of the balance sheet through December 31, 2009, the date on which these financial statements were issued. Effective November 11, 2009, Robert R. Burke resigned from his position as non-interested trustee of the Trust. Except as already included in the notes to these financial statements, no additional items require disclosure.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees
Frantzen Growth and Income Fund
(World Funds Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Frantzen Growth and Income Fund (the “Fund”), a series of the World Funds Trust as of July 31, 2009, and the related statements of operations changes in net assets, and the financial highlights for the period December 23, 2008 (commencement of operations) through July 31, 2009.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Frantzen Growth and Income Fund as of July 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
December 31, 2009


SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust
(the "Trust")

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and birth years of the trustees and officers of the
Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of
Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free,
(800) 673-0550.



Name, Address and Year Born  Position(s) Held     Number of Principal Occupation(s) During the Past          Other
                             with the Trust       Funds in  Five (5) Years                                   Directorships
                             and Tenure           Trust                                                      by Trustee
                                                  Overseen                                                   or Officer
                                                                                                             and Number of
                                                                                                             Funds in the
                                                                                                             Complex
                                                                                                             Overseen
--------------------------------------------------------------------------------------------------------------------------
 Interested Trustees:
--------------------------------------------------------------------------------------------------------------------------

 *Franklin A. Trice, III     Interested Trustee,  3         Managing Director, Commonwealth                  None
 8730 Stony Point Parkway    Chairman,                      Shareholder Services, from 2001 to November
 Suite 205                   President, since               2, 2009. President, Virginia Management
 Richmond, VA 23235          January, 2008                  Investment Corporation, (investment advisor),
 (1963)                                                     from 1999 to 2001. B.A. in History from
                                                            Virginia Military Institute (1986).
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

 Non-Interested Trustees:
--------------------------------------------------------------------------------------------------------------------------

 Robert R. Burke             Independent          3         Managing Director, Lowe, Brockenbrough &         None
 8730 Stony Point Parkway    Trustee, from                  Co., Richmond, VA (investment advisory firm),
 Suite 205                   June, 2008 to                  from 1996 to present. Designated as a Chartered
 Richmond, VA 23235          November 11,                   Financial Analyst in 1995. Certified Public
 (1961)                      2009                           Accountant in 1990. B.A. in Economics (1984),
                                                            M.S. in Accounting, University of Virginia
                                                            (1990).
--------------------------------------------------------------------------------------------------------------------------

 J. Gordon McKinley, III     Independent          3         Regional Sales Manager, Nephron                  None
 8730 Stony Point Parkway    Trustee, since                 Pharmaceuticals Corp., VA, since 2007. Vice
 Suite 205                   June, 2008                     President, Sales, Tredegar Trust Company,
 Richmond, VA 23235                                         from 2003 to 2007. Vice President, Trusco
 (1963)                                                     Capital Management, 1997 to 2003. B.A. in
                                                            English, Virginia Military Institute (1986).
--------------------------------------------------------------------------------------------------------------------------





Name, Address and Year Born  Position(s) Held  Number of Principal Occupation(s) During the Past          Other
                             with the Trust    Funds in  Five (5) Years                                   Directorships
                             and Tenure        Trust                                                      by Trustee
                                               Overseen                                                   or Officer
                                                                                                          and Number of
                                                                                                          Funds in the
                                                                                                          Complex
                                                                                                          Overseen
-----------------------------------------------------------------------------------------------------------------------
 Officers:
-----------------------------------------------------------------------------------------------------------------------

 Karen M. Shupe              Treasurer, since  3         Managing Director, Commonwealth                  None
 8730 Stony Point Parkway    June, 2008                  Shareholder Services, since 2003. Financial
 Suite 205                                               Reporting Manager, Commonwealth
 Richmond, VA 23235                                      Shareholder Services, Inc. from 2001 to 2003.
 (1964)                                                  B.S. in Accounting, University of Virginia
                                                         (1986). MBA, Virginia Commonwealth
                                                         University (1997).
-----------------------------------------------------------------------------------------------------------------------

 Julia J. Gibbs              Secretary, from   3         Managing Director, Commonwealth                  None
 8730 Stony Point Parkway    June, 2008 to               Shareholder Services, from 2003 to
 Suite 205                   November 2, 2009            November 2, 2009. Associate, Commonwealth
 Richmond, VA 23235                                      Shareholder Services, Inc. from 2002 to 2003.
 (1980)                                                  B.S. in Commerce, McIntire School of
                                                         Commerce, University of Virginia (2002).
-----------------------------------------------------------------------------------------------------------------------

 David D. Jones, Esq.        Chief Compliance  3         Managing Member, Drake Compliance, LLC, a        Penn Street
 395 Sawdust Road,           Officer since               regulatory consulting firm, since 2004.          Funds, Inc.
 Suite 2137                  June, 2008                  Principal Attorney, David Jones & Assoc., P.C.,
 The Woodlands, TX 77380                                 a law firm, since 1998. B.A. in Economics from
 (1957)                                                  the University of Texas at Austin (1983). Juris
                                                         Doctorate (cum laude) from St. Mary's Law
                                                         School (1994).



FRANTZEN GROWTH AND INCOME FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the
SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended
June 30 will be available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q".
These filings are available, without charge and upon request, by calling
1-800-673-0550 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Investment Adviser:

Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Investment Sub-Adviser:

Frantzen Capital Management, Inc.
Two Harbour Place
302 Knights Run Avenue, Suite 930
Tampa, Florida 33602

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchase or redemptions, call or write to
Frantzen Growth and Income Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

                         Annual Report to Shareholders

                        FRANTZEN GROWTH AND INCOME FUND

        A series of The World Funds Trust A "Series" Investment Company

            For the Period December 22, 2008 through July 31, 2009

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's  Board of Trustees has determined  that the Registrant has at least one audit committee financial  expert  serving on its audit  committee and those persons  (Robert R.
Burke and J. Gordon McKinley, III) are "independent," as defined by this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2009 and $-0- for 2008.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2008.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 for 2009 and  $-0- for 2008.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for
2009 and $0 for 2008.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit
Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Frantzen Growth and Income Fund.

     (e)(2) The percentage of services described in each of paragraphs (b)
through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2008.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
         END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
         COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or
240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:      /s/Franklin A. Trice, III
                                --------------------
                                 Franklin A. Trice, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        December 31, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:      /s/Franklin A. Trice, III
                                -------------------
                                 Franklin A. Trice, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        December 31, 2009

By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:        December 31, 2009

* Print the name and title of each signing officer under his or her signature.